Long-Term Obligations and Other Short-Term Borrowings (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Long-term Obligations and Other Short-term Borrowings

Long-term obligations and other short-term borrowings consist of the following at June 30, 2012 and June 30, 2011:

(in millions)	Maturity	June 30, 2012	June 30, 2011
Senior Secured Credit Facilities
Term loan facility Dollar-denominated	April 2014	$—	$1,017.6
Term loan facility Dollar-denominated	September 2016	798.9	—
Term loan facility Dollar-denominated	September 2017	591.2	—
Term loan facility Euro-denominated	April 2014	56.3	364.1
Term loan facility Euro-denominated	September 2016	257.7	—
9 1/2 % Senior Toggle Notes	April 2015	619.1	624.4
9 3/4 % Senior Subordinated Euro-denominated Notes	April 2017	268.7	308.4
Revolving Credit Agreement	April 2016	—	—
Other Obligations	2012 to 2032	91.6	32.1

Total		2,683.5	2,346.6
Less: current portion and other short-term borrowings		43.2	28.6

Long-term obligations, less current portion short-term borrowings		$2,640.3	$2,318.0

Long-Term Obligations, Presented Net of Issue Discounts and Fees Paid to Lenders, and Other Short-Term Borrowings

Long-term obligations and other short-term borrowings consist of the following at March 31, 2013 and June 30, 2012 :

(Dollars in millions)	Maturity	March 31, 2013	June 30, 2012
Senior Secured Credit Facilities
Term loan facility dollar-denominated	September 2016	$792.2	$798.9
Term loan facility dollar-denominated	September 2017	647.2	591.2
Term loan facility euro-denominated	April 2014	—	56.3
Term loan facility euro-denominated	September 2016	263.7	257.7
9 1/2 % Senior Toggle Notes	April 2015	269.1	619.1
9 3/4 % Senior Subordinated euro-denominated Notes	April 2017	277.2	268.7
7 7/8 % Senior Notes	October 2018	348.2	—
$200.3 million Revolving Credit Facility	April 2016	—	—
Other Obligations	2013 to 2032	77.6	91.6

Total		2,675.2	2,683.5
Less: current portion and other short-term borrowings		29.6	43.2

Long-term obligations, less current portion short-term borrowings		$2,645.6	$2,640.3

Maturities of long-term obligations, including capital leases of $57.8 million, and other short-term borrowings for future fiscal years are:

(in millions)	2013	2014	2015	2016	2017	Thereafter	Total
Maturities of long-term and other obligations	43.2	79.4	643.0	21.3	1,293.6	603.0	2,683.5